Subsequent events	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Subsequent events	Subsequent Events
Voluntary retirement plan in Colombia
On January 19, 2024, Tigo Colombia announced a voluntary retirement plan for its employees. As of the time of issuance of this report, Millicom has incurred severance expenses related to this plan of approximately $17 million.
Tower sale
On January 24, 2024, Millicom announced that its subsidiary in Colombia has agreed to sell approximately 1,100 wireless communications towers to affiliates of investment funds managed by KKR.
Telefonica Costa Rica legal case
On February 13, 2024, the New York Supreme Court granted summary judgment in favor of a breach of contract claim filed by Telefónica after Millicom terminated the acquisition of Telefónica’s Costa Rican business in 2020. The Court also ruled in favor of Telefónica’s methodology for calculating pre-judgment interest. As of the time of the issuance of this report, the Court has not yet determined the exact amount of damages, and a final judgment has not yet been entered. Millicom disagrees with the decision and continues to believe that it has strong arguments in its favor. Millicom plans to file an appeal of the ruling.
Bond repurchase
Since January 1, 2024 up to the date of issuance of these consolidated financial statements, Millicom has continued to repurchase bonds in the secondary markets for total amounts of $17 million of the 2031 USD 4.5% Senior notes, $64 million of the USD 5.125% Comcel Senior Notes and $27 million of the USD 4.500% Senior Notes in Panama.
Share repurchase program
As part of the share repurchase program Millicom has continued to repurchase shares in 2024, acquiring an additional 1,289,776 shares since the beginning of 2024 to March 7, 2024.
Mobile network combination in Colombia
On February 26, 2024, Tigo Colombia finalized its agreement with Telefonica's subsidiary in Colombia to create a jointly-owned mobile infrastructure business, which will combine some of the Group's mobile network infrastructure and spectrum assets in Colombia. On February 26, 2024, Tigo Colombia received final approvals to operate the 5G spectrum purchased in the auction that occurred on December 20, 2023 enabling Tigo Colombia to launch 5G services which are now available.